UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500® Index Portfolio (Initial Class and Class L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	3.14%
Communications	10.39%
Consumer, Cyclical	8.50%
Consumer, Non-cyclical	21.22%
Diversified	0.03%
Energy	10.47%
Financial	14.28%
Industrial	10.18%
Short Term Investments	3.56%
Technology	14.72%
Utilities	3.51%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Initial Class
Actual	$1,000.00	$1,092.30	$3.14*

Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.03*

Class L
Actual	$1,000.00	$1,091.40	$4.39**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.24**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.14%
18,992	Air Products & Chemicals Inc	$1,533,224
6,325	Airgas Inc	531,363
94,905	Alcoa Inc	830,419
9,577	Allegheny Technologies Inc	305,411
5,854	CF Industries Holdings Inc	1,134,154
12,756	Cliffs Natural Resources Inc	628,743
108,538	Dow Chemical Co	3,418,947
12,458	Eastman Chemical Co	627,510
26,635	Ecolab Inc	1,825,297
84,852	EI du Pont de Nemours & Co	4,290,966
12,228	FMC Corp	653,953
85,253	Freeport-McMoRan Copper & Gold Inc	2,904,570
7,810	International Flavors & Fragrances Inc	427,988
39,478	International Paper Co	1,141,309
14,819	MeadWestvaco Corp	426,046
48,137	Monsanto Co	3,984,781
26,462	Mosaic Co	1,449,059
44,587	Newmont Mining Corp	2,162,915
28,184	Nucor Corp	1,068,174
13,937	PPG Industries Inc	1,478,994
26,840	Praxair Inc	2,918,313
7,680	Sherwin-Williams Co	1,016,448
11,108	Sigma-Aldrich Corp	821,214
7,801	Titanium Metals Corp	88,229
12,606	United States Steel Corp (a)	259,684
11,640	Vulcan Materials Co	462,224

		36,389,935

Communications — 10.39%
32,744	Amazon.com Inc (b)	7,477,093
532,652	AT&T Inc (c)	18,994,370
19,642	Cablevision Systems Corp Class A	261,042
58,092	CBS Corp Class B	1,904,256
55,788	CenturyLink Inc	2,203,068
489,284	Cisco Systems Inc	8,401,006
245,028	Comcast Corp Class A	7,833,545
137,960	Corning Inc	1,783,823
23,394	Crown Castle International Corp (b)	1,372,292
59,521	DIRECTV Class A (b)	2,905,815
23,972	Discovery Communications Inc Class A (b)	1,294,488
104,234	eBay Inc (b)	4,378,870
8,309	Expedia Inc	399,414
7,262	F5 Networks Inc (b)	723,005
86,802	Frontier Communications Corp (a)	332,452
20,838	Gannett Co Inc	306,944
23,096	Google Inc Class A (b)(c)	13,397,297
10,095	Harris Corp	422,476
42,126	Interpublic Group of Cos Inc	457,067
19,876	JDS Uniphase Corp (b)	218,636
49,290	Juniper Networks Inc (b)	803,920
25,456	McGraw-Hill Cos Inc	1,145,520
26,987	MetroPCS Communications Inc (b)	163,271
26,038	Motorola Solutions Inc	1,252,688
4,941	Netflix Inc (b)	338,310

Shares		Value

Communications — (continued)
191,413	News Corp Class A	$4,266,596
24,585	Omnicom Group Inc	1,194,831
4,479	priceline.com Inc (b)	2,976,385
8,714	Scripps Networks Interactive Inc Class A	495,478
276,886	Sprint Nextel Corp (b)	902,649
67,933	Symantec Corp (b)	992,501
28,689	Time Warner Cable Inc	2,355,367
87,201	Time Warner Inc	3,357,239
8,309	TripAdvisor Inc (b)	371,329
15,146	VeriSign Inc (b)	659,911
257,464	Verizon Communications Inc (c)	11,441,700
48,917	Viacom Inc Class B	2,300,077
162,858	Walt Disney Co	7,898,613
463	Washington Post Co Class B (a)	173,079
54,558	Windstream Corp (a)	527,030
108,742	Yahoo! Inc (b)	1,721,386

		120,404,839

Consumer, Cyclical — 8.50%
7,685	Abercrombie & Fitch Co Class A	262,366
4,312	AutoNation Inc (a)(b)	152,127
2,484	AutoZone Inc (b)	912,050
21,099	Bed Bath & Beyond Inc (b)	1,303,918
26,114	Best Buy Co Inc	547,349
6,338	Big Lots Inc (b)	258,527
10,534	BorgWarner Inc (b)	690,925
20,090	CarMax Inc (b)	521,135
41,571	Carnival Corp	1,424,638
2,878	Chipotle Mexican Grill Inc (b)	1,093,496
9,674	Cintas Corp	373,513
25,657	Coach Inc	1,500,421
39,108	Costco Wholesale Corp	3,715,260
116,441	CVS Caremark Corp	5,441,288
11,729	Darden Restaurants Inc	593,839
21,240	Dollar Tree Inc (b)	1,142,712
24,955	DR Horton Inc	458,673
10,850	Family Dollar Stores Inc	721,308
26,012	Fastenal Co	1,048,544
346,545	Ford Motor Co	3,323,367
4,595	Fossil Inc (b)	351,701
11,570	GameStop Corp Class A (a)	212,425
30,079	Gap Inc	822,961
13,811	Genuine Parts Co	832,113
20,940	Goodyear Tire & Rubber Co (b)	247,301
21,284	Harley-Davidson Inc	973,317
5,923	Harman International Industries Inc	234,551
10,473	Hasbro Inc	354,721
139,053	Home Depot Inc	7,368,418
25,765	International Game Technology	405,799
12,600	JC Penney Co Inc (a)	293,706
61,325	Johnson Controls Inc	1,699,316
21,815	Kohl’s Corp	992,364
14,627	Lennar Corp Class A (a)	452,121
107,007	Lowe’s Cos Inc	3,043,279
22,239	Ltd Brands Inc	945,825
36,965	Macy’s Inc	1,269,748
24,634	Marriott International Inc Class A	965,653

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
31,601	Mattel Inc	$	1,025,136
92,524	McDonald’s Corp		8,191,150
27,582	Newell Rubbermaid Inc		500,338
33,433	NIKE Inc Class B		2,934,749
14,198	Nordstrom Inc		705,499
11,824	O’Reilly Automotive Inc (b)		990,497
32,381	PACCAR Inc		1,269,011
28,394	PulteGroup Inc (b)		303,816
5,759	Ralph Lauren Corp		806,606
20,989	Ross Stores Inc		1,311,183
3,762	Sears Holdings Corp (a)(b)		224,591
73,127	Southwest Airlines Co		674,231
63,076	Staples Inc		823,142
68,872	Starbucks Corp		3,672,255
18,278	Starwood Hotels & Resorts Worldwide Inc		969,465
60,386	Target Corp		3,513,861
11,258	Tiffany & Co		596,111
67,853	TJX Cos Inc		2,912,929
9,701	Urban Outfitters Inc (b)		267,651
7,898	VF Corp		1,053,988
156,776	Wal-Mart Stores Inc (c)		10,930,423
78,754	Walgreen Co		2,329,543
7,194	Whirlpool Corp		439,985
5,514	WW Grainger Inc		1,054,497
13,303	Wyndham Worldwide Corp		701,600
7,461	Wynn Resorts Ltd		773,855
41,412	Yum! Brands Inc		2,667,761

			98,594,648

Consumer, Non-cyclical — 21.23%
142,816	Abbott Laboratories		9,207,348
32,082	Aetna Inc		1,243,819
17,432	Alexion Pharmaceuticals Inc (b)		1,730,998
27,782	Allergan Inc		2,571,780
185,973	Altria Group Inc		6,425,367
23,168	AmerisourceBergen Corp		911,661
70,667	Amgen Inc		5,161,518
10,116	Apollo Group Inc Class A (b)		366,098
59,597	Archer-Daniels-Midland Co		1,759,303
44,159	Automatic Data Processing Inc		2,457,448
8,896	Avery Dennison Corp		243,217
39,596	Avon Products Inc		641,851
50,033	Baxter International Inc		2,659,254
14,666	Beam Inc		916,478
18,743	Becton Dickinson & Co		1,401,039
21,517	Biogen Idec Inc (b)		3,106,624
128,724	Boston Scientific Corp (b)		729,865
153,537	Bristol-Myers Squibb Co		5,519,655
9,182	Brown-Forman Corp Class B		889,277
16,235	Campbell Soup Co		541,924
30,727	Cardinal Health Inc		1,290,534
20,922	CareFusion Corp (b)		537,277
39,997	Celgene Corp (b)		2,566,208
26,173	Cigna Corp		1,151,612
11,701	Clorox Co		847,854
205,402	Coca-Cola Co (c)		16,060,382
27,102	Coca-Cola Enterprises Inc		759,940
43,644	Colgate-Palmolive Co		4,543,340

Shares			Value

Consumer, Non-cyclical — (continued)
38,486	ConAgra Foods Inc	$	997,942
15,448	Constellation Brands Inc Class A (b)		418,023
12,749	Coventry Health Care Inc		405,291
44,129	Covidien PLC		2,360,902
7,396	CR Bard Inc		794,626
8,638	DaVita Inc (b)		848,338
17,876	Dean Foods Co (b)		304,428
13,242	DENTSPLY International Inc		500,680
5,269	DeVry Inc		163,181
18,814	Dr Pepper Snapple Group Inc		823,113
10,547	Edwards Lifesciences Corp (b)		1,089,505
92,735	Eli Lilly & Co		3,979,259
10,934	Equifax Inc		509,524
20,467	Estee Lauder Cos Inc Class A		1,107,674
73,136	Express Scripts Holding Co (b)		4,083,183
24,232	Forest Laboratories Inc (b)		847,878
58,035	General Mills Inc		2,236,669
68,774	Gilead Sciences Inc (b)		3,526,731
26,802	H&R Block Inc		428,296
13,671	Hershey Co		984,722
28,449	HJ Heinz Co		1,547,057
12,502	Hormel Foods Corp		380,311
14,536	Hospira Inc (b)		508,469
15,225	Humana Inc		1,179,024
3,605	Intuitive Surgical Inc (b)		1,996,413
16,847	Iron Mountain Inc		555,277
10,123	JM Smucker Co		764,489
249,134	Johnson & Johnson (c)		16,831,493
21,910	Kellogg Co		1,080,820
35,415	Kimberly-Clark Corp		2,966,715
160,734	Kraft Foods Inc Class A		6,207,547
52,773	Kroger Co		1,223,806
8,853	Laboratory Corp of America Holdings (b)		819,876
15,926	Life Technologies Corp (b)		716,511
11,725	Lorillard Inc		1,547,114
9,673	Mastercard Inc Class A		4,160,454
11,898	McCormick & Co Inc		721,614
21,397	McKesson Corp		2,005,969
18,370	Mead Johnson Nutrition Co Class A		1,478,969
94,781	Medtronic Inc		3,670,868
276,410	Merck & Co Inc (c)		11,540,118
14,566	Molson Coors Brewing Co Class B		606,091
13,924	Monster Beverage Corp (b)		991,389
18,508	Moody’s Corp		676,467
39,954	Mylan Inc (b)		853,817
8,602	Patterson Cos Inc		296,511
28,502	Paychex Inc		895,248
142,632	PepsiCo Inc		10,078,377
8,323	Perrigo Co		981,531
680,237	Pfizer Inc (c)		15,645,451
154,946	Philip Morris International Inc (c)		13,520,588
248,909	Procter & Gamble Co (c)		15,245,676
19,812	Quanta Services Inc (b)		476,875
14,096	Quest Diagnostics Inc		844,350
29,777	Reynolds American Inc		1,336,094
13,433	Robert Half International Inc		383,781

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
18,194	RR Donnelley & Sons Co (a)	$	214,143
23,652	Safeway Inc (a)		429,284
24,474	SAIC Inc		296,625
29,743	St Jude Medical Inc		1,187,043
29,674	Stryker Corp		1,635,037
52,384	Sysco Corp		1,561,567
40,479	Tenet Healthcare Corp (b)		212,110
14,769	Total System Services Inc		353,422
25,539	Tyson Foods Inc Class A		480,899
95,030	UnitedHealth Group Inc		5,559,255
10,441	Varian Medical Systems Inc (b)		634,500
11,385	Watson Pharmaceuticals Inc (b)		842,376
30,065	WellPoint Inc		1,917,846
55,690	Western Union Co		937,820
14,655	Whole Foods Market Inc		1,396,915
16,175	Zimmer Holdings Inc		1,041,023

			246,086,661

Diversified — 0.03%
17,369	Leucadia National Corp		369,439

Energy — 10.47%
18,585	Alpha Natural Resources Inc (b)		161,875
45,365	Anadarko Petroleum Corp		3,003,163
35,481	Apache Corp		3,118,425
39,451	Baker Hughes Inc		1,621,436
19,365	Cabot Oil & Gas Corp		762,981
22,881	Cameron International Corp (b)		977,247
58,671	Chesapeake Energy Corp (a)		1,091,281
179,397	Chevron Corp (c)		18,926,383
114,890	ConocoPhillips		6,420,053
21,494	CONSOL Energy Inc		649,979
34,038	Denbury Resources Inc (b)		514,314
36,904	Devon Energy Corp		2,140,063
5,944	Diamond Offshore Drilling Inc (a)		351,469
24,214	EOG Resources Inc		2,181,924
13,260	EQT Corp		711,134
424,796	Exxon Mobil Corp (c)		36,349,794
21,637	FMC Technologies Inc (b)		848,819
83,044	Halliburton Co		2,357,619
10,057	Helmerich & Payne Inc		437,278
27,778	Hess Corp		1,206,954
45,780	Kinder Morgan Inc		1,475,032
63,452	Marathon Oil Corp		1,622,468
31,432	Marathon Petroleum Corp		1,411,925
17,244	Murphy Oil Corp		867,201
26,001	Nabors Industries Ltd (b)		374,414
38,702	National Oilwell Varco Inc		2,493,957
11,534	Newfield Exploration Co (b)		338,062
23,662	Noble Corp		769,725
16,232	Noble Energy Inc		1,376,798
73,729	Occidental Petroleum Corp		6,323,736
18,332	ONEOK Inc		775,627
25,100	Peabody Energy Corp		615,452
56,829	Phillips 66 (b)		1,888,996
11,441	Pioneer Natural Resources Co		1,009,211
16,588	QEP Resources Inc		497,142
14,286	Range Resources Corp		883,875

Shares		Value

Energy — (continued)
10,787	Rowan Cos PLC Class A (b)	$348,744
121,166	Schlumberger Ltd	7,864,885
31,588	Southwestern Energy Co (b)	1,008,605
59,595	Spectra Energy Corp	1,731,831
9,940	Sunoco Inc	472,150
12,687	Tesoro Corp (b)	316,667
51,544	Valero Energy Corp	1,244,788
56,378	Williams Cos Inc	1,624,814
16,941	WPX Energy Inc (b)	274,105

		121,442,401

Financial — 14.28%
30,400	Ace Ltd	2,253,552
42,755	Aflac Inc	1,820,935
44,800	Allstate Corp	1,572,032
90,976	American Express Co	5,295,713
58,510	American International Group Inc (b)	1,877,586
35,942	American Tower Corp REIT	2,512,705
19,659	Ameriprise Financial Inc	1,027,379
29,344	Aon PLC	1,372,712
12,564	Apartment Investment & Management Co REIT Class A	339,605
8,936	Assurant Inc	311,330
8,747	AvalonBay Communities Inc REIT	1,237,526
975,214	Bank of America Corp	7,977,251
110,003	Bank of New York Mellon Corp	2,414,566
63,746	BB&T Corp	1,966,564
159,606	Berkshire Hathaway Inc Class B (b)(c)	13,299,968
11,456	BlackRock Inc Class A	1,945,458
13,599	Boston Properties Inc REIT	1,473,724
52,655	Capital One Financial Corp	2,878,122
30,559	CBRE Group Inc Class A (b)	499,945
96,072	Charles Schwab Corp	1,242,211
24,606	Chubb Corp	1,791,809
15,101	Cincinnati Financial Corp	574,895
266,122	Citigroup Inc	7,294,404
5,992	CME Group Inc	1,606,515
17,176	Comerica Inc	527,475
48,831	Discover Financial Services	1,688,576
23,223	E*TRADE Financial Corp (b)	186,713
27,065	Equity Residential REIT	1,687,773
8,299	Federated Investors Inc Class B (a)	181,333
81,907	Fifth Third Bancorp	1,097,554
22,325	First Horizon National Corp	193,111
12,936	Franklin Resources Inc	1,435,767
43,000	Genworth Financial Inc Class A (b)	243,380
45,036	Goldman Sachs Group Inc	4,317,151
38,613	Hartford Financial Services Group Inc	680,747
37,523	HCP Inc REIT	1,656,640
19,553	Health Care REIT Inc	1,139,940
64,000	Host Hotels & Resorts Inc REIT	1,012,480
44,398	Hudson City Bancorp Inc	282,815
80,564	Huntington Bancshares Inc	515,610
6,469	IntercontinentalExchange Inc (b)	879,655
41,693	Invesco Ltd	942,262
346,574	JPMorgan Chase & Co (c)	12,383,089

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
84,466	KeyCorp	$653,767
36,124	Kimco Realty Corp REIT	687,440
11,363	Legg Mason Inc	299,642
27,595	Lincoln National Corp	603,503
26,978	Loews Corp	1,103,670
11,439	M&T Bank Corp	944,518
49,772	Marsh & McLennan Cos Inc	1,604,152
95,342	MetLife Inc	2,941,301
139,328	Morgan Stanley	2,032,795
12,574	NASDAQ OMX Group Inc	285,053
21,504	Northern Trust Corp	989,614
23,476	NYSE Euronext	600,516
31,283	People’s United Financial Inc	363,196
14,178	Plum Creek Timber Co Inc REIT	562,867
48,018	PNC Financial Services Group Inc	2,934,380
27,132	Principal Financial Group Inc	711,672
56,192	Progressive Corp	1,170,479
41,797	Prologis Inc REIT	1,388,914
42,953	Prudential Financial Inc	2,080,214
12,812	Public Storage REIT	1,850,181
129,685	Regions Financial Corp	875,374
27,538	Simon Property Group Inc REIT	4,286,565
45,105	SLM Corp	708,600
44,614	State Street Corp	1,991,569
47,399	SunTrust Banks Inc	1,148,478
23,262	T Rowe Price Group Inc	1,464,576
9,635	Torchmark Corp	487,049
35,897	Travelers Cos Inc	2,291,664
25,916	Unum Group	495,773
172,085	US Bancorp	5,534,254
26,058	Ventas Inc REIT	1,644,781
45,235	Visa Inc Class A	5,592,403
16,975	Vornado Realty Trust REIT	1,425,560
482,587	Wells Fargo & Co (c)	16,137,709
49,985	Weyerhaeuser Co REIT	1,117,665
28,112	XL Group PLC	591,476
17,510	Zions Bancorporation	340,044

		165,579,992

Industrial — 10.18%
63,159	3M Co	5,659,046
30,882	Agilent Technologies Inc	1,211,810
15,054	Amphenol Corp Class A	826,766
14,114	Ball Corp	579,380
9,210	Bemis Co Inc	288,641
67,841	Boeing Co	5,040,586
58,883	Caterpillar Inc	4,999,756
14,631	CH Robinson Worldwide Inc	856,352
14,167	Cooper Industries PLC Class A	965,906
96,166	CSX Corp	2,150,272
17,562	Cummins Inc	1,701,933
52,212	Danaher Corp	2,719,201
36,274	Deere & Co	2,933,478
16,519	Dover Corp	885,584
30,211	Eaton Corp	1,197,262
66,044	Emerson Electric Co	3,076,330
18,936	Expeditors International of Washington Inc	733,770
28,691	FedEx Corp	2,628,382

Shares		Value

Industrial — (continued)
13,337	FLIR Systems Inc	$260,071
4,825	Flowserve Corp	553,669
15,148	Fluor Corp	747,402
32,605	General Dynamics Corp	2,150,626
962,339	General Electric Co (c)	20,055,145
11,351	Goodrich Corp	1,440,442
70,581	Honeywell International Inc	3,941,243
43,540	Illinois Tool Works Inc	2,302,831
28,300	Ingersoll-Rand PLC Class A	1,193,694
17,503	Jabil Circuit Inc	355,836
12,031	Jacobs Engineering Group Inc (b)	455,494
9,392	Joy Global Inc	532,808
8,888	L-3 Communications Holdings Inc	657,801
12,903	Leggett & Platt Inc	272,640
24,365	Lockheed Martin Corp	2,121,704
31,703	Masco Corp	439,721
12,314	Molex Inc (a)	294,797
29,780	Norfolk Southern Corp	2,137,311
22,724	Northrop Grumman Corp	1,449,564
14,912	Owens-Illinois Inc (b)	285,863
10,110	Pall Corp	554,129
13,635	Parker Hannifin Corp	1,048,259
10,335	PerkinElmer Inc	266,643
13,259	Precision Castparts Corp	2,180,973
30,731	Raytheon Co	1,739,067
28,135	Republic Services Inc	744,452
12,647	Rockwell Automation Inc	835,461
13,337	Rockwell Collins Inc	658,181
8,620	Roper Industries Inc	849,760
4,684	Ryder System Inc	168,671
17,291	Sealed Air Corp	266,973
5,101	Snap-on Inc	317,537
15,768	Stanley Black & Decker Inc	1,014,828
7,553	Stericycle Inc (b)	692,383
39,100	TE Connectivity Ltd	1,247,681
24,759	Textron Inc	615,756
33,155	Thermo Fisher Scientific Inc	1,721,076
42,100	Tyco International Ltd	2,224,985
43,670	Union Pacific Corp	5,210,268
87,136	United Parcel Service Inc Class B	6,862,831
82,734	United Technologies Corp	6,248,899
42,003	Waste Management Inc	1,402,900
8,031	Waters Corp (b)	638,224
15,953	Xylem Inc	401,537

		118,014,591

Technology — 14.72%
58,190	Accenture PLC Class A	3,496,637
45,039	Adobe Systems Inc (b)	1,457,912
53,235	Advanced Micro Devices Inc (b)	305,037
15,436	Akamai Technologies Inc (b)	490,093
28,564	Altera Corp	966,606
27,742	Analog Devices Inc	1,045,041
84,926	Apple Inc (b)(c)	49,596,784
114,924	Applied Materials Inc	1,317,029
20,806	Autodesk Inc (b)	728,002
15,590	BMC Software Inc (b)	665,381
44,251	Broadcom Corp Class A	1,495,684
33,580	CA Inc	909,682

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Technology — (continued)
13,197	Cerner Corp (b)	$1,090,864
16,754	Citrix Systems Inc (b)	1,406,331
27,773	Cognizant Technology Solutions Corp Class A (b)	1,666,380
15,059	Computer Sciences Corp	373,764
137,506	Dell Inc (b)	1,721,575
4,101	Dun & Bradstreet Corp	291,868
31,943	Electronic Arts Inc (b)	394,496
190,641	EMC Corp (b)	4,886,129
22,297	Fidelity National Information Services Inc	759,882
5,032	First Solar Inc (a)(b)	75,782
12,279	Fiserv Inc (b)	886,789
179,895	Hewlett-Packard Co	3,617,688
456,903	Intel Corp (c)	12,176,465
104,779	International Business Machines Corp (c)	20,492,677
27,026	Intuit Inc	1,603,993
14,630	KLA-Tencor Corp	720,527
18,068	Lam Research Corp (b)	681,886
6,829	Lexmark International Inc Class A	181,515
20,399	Linear Technology Corp	639,101
55,181	LSI Corp (b)	351,503
17,844	Microchip Technology Inc (a)	590,280
85,856	Micron Technology Inc (b)	541,751
679,093	Microsoft Corp (c)	20,773,455
32,799	NetApp Inc (b)	1,043,664
56,358	NVIDIA Corp (b)	778,868
352,549	Oracle Corp	10,470,705
17,916	Pitney Bowes Inc (a)	268,203
155,668	QUALCOMM Inc (c)	8,667,594
17,229	Red Hat Inc (b)	973,094
12,442	Salesforce.com Inc (b)	1,720,231
22,769	SanDisk Corp (b)	830,613
34,348	Seagate Technology PLC	849,426
15,558	Teradata Corp (b)	1,120,332
15,739	Teradyne Inc (b)	221,290
102,964	Texas Instruments Inc	2,954,037
20,922	Western Digital Corp (b)	637,703
123,423	Xerox Corp	971,339
23,438	Xilinx Inc	786,814

		170,692,502

Utilities — 3.51%
56,756	AES Corp (b)	728,179
10,052	AGL Resources Inc	389,515
22,362	Ameren Corp	750,021
43,582	American Electric Power Co Inc	1,738,922
39,188	CenterPoint Energy Inc	810,016
23,936	CMS Energy Corp	562,496
26,826	Consolidated Edison Inc	1,668,309
51,296	Dominion Resources Inc	2,769,984
15,544	DTE Energy Co	922,226
120,198	Duke Energy Corp	2,771,766
29,901	Edison International	1,381,426
15,685	Entergy Corp	1,064,855
76,551	Exelon Corp	2,879,849
38,266	FirstEnergy Corp	1,882,304
7,387	Integrys Energy Group Inc	420,099

Shares		Value

Utilities — (continued)
37,450	NextEra Energy Inc	$2,576,934
24,984	NiSource Inc	618,354
29,130	Northeast Utilities	1,130,535
20,036	NRG Energy Inc (b)	347,825
21,452	Pepco Holdings Inc	419,816
38,336	PG&E Corp	1,735,471
10,458	Pinnacle West Capital Corp	541,097
52,658	PPL Corp	1,464,419
27,064	Progress Energy Inc	1,628,441
44,979	Public Service Enterprise Group Inc	1,461,818
10,404	SCANA Corp	497,727
22,065	Sempra Energy	1,519,837
78,884	Southern Co	3,652,329
18,251	TECO Energy Inc	329,613
21,204	Wisconsin Energy Corp	839,042
43,178	Xcel Energy Inc	1,226,687

		40,729,912

TOTAL COMMON STOCK — 96.45% (Cost $958,693,045)		$1,118,304,920

Principal Amount

SECURITIES LENDING COLLATERAL
$ 1,699,719	Undivided interest of 3.65% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,699,719 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	1,699,719

410,238	Undivided interest of 1.55% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $410,238 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	410,238

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,699,719	Undivided interest of 3.74% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,699,719 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	$1,699,719

1,699,719	Undivided interest of 3.61% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,699,719 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	1,699,719

TOTAL SECURITIES LENDING COLLATERAL — 0.48% (Cost $5,509,395)		$5,509,395

Principal Amount		Value

SHORT TERM INVESTMENTS
33,400,000	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012	$33,399,982
2,350,000	U.S. Treasury Bills 0.09%, 09/20/2012(d)	2,349,529

TOTAL SHORT TERM INVESTMENTS — 3.08% (Cost $35,749,511)		$35,749,511

TOTAL INVESTMENTS — 100.01% (Cost $999,951,951)		$1,159,563,826

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(128,980)

TOTAL NET ASSETS — 100.00%		$1,159,434,846

(a)	A portion or all of the security is on loan at June 29, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At June 29, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500® Emini Long Futures	635	USD	$ 43,065,700	September 2012	$ 1,970,500

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim S&P 500® Index Portfolio

ASSETS:
Investments in securities, market value (including $5,160,655 of securities on loan)(a)	$1,159,563,826
Cash	6,082,496
Dividends receivable	1,450,420
Subscriptions receivable	1,827,888
Receivable for investments sold	990,232
Variation margin on futures contracts	1,083,961

Total Assets	1,170,998,823

LIABILITIES:
Payable to investment adviser	532,772
Payable upon return of securities loaned	5,509,395
Redemptions payable	3,716,873
Payable for investments purchased	1,804,670
Payable for distribution fees	267

Total Liabilities	11,563,977

NET ASSETS	$1,159,434,846

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,420,164
Paid-in capital in excess of par	990,795,689
Net unrealized appreciation on investments and futures contracts	161,582,375
Undistributed net investment income	1,335,938
Accumulated net realized loss on investments and futures contracts	(3,699,320)

TOTAL NET ASSETS
Initial Class	$1,157,849,536

Class L	$1,585,310

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	94,047,829
Class L	153,807

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.31

Class L	$10.31

(a) Cost of investments	$999,951,951

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim S&P 500® Index Portfolio

INVESTMENT INCOME:
Interest	$2,170
Income from securities lending	46,494
Dividends	11,606,198
Foreign withholding tax	(906)

Total Income	11,653,956

EXPENSES:
Management fees	3,236,245
Distribution fees - Class L	1,243

Total Expenses	3,237,488

Less amount waived by distributor - Class L	16

Net Expenses	3,237,472

NET INVESTMENT INCOME	8,416,484

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,959,489
Net realized gain on futures contracts	1,274,736
Change in net unrealized appreciation on investments	74,662,030
Change in net unrealized appreciation on futures contracts	1,818,471

Net Realized and Unrealized Gain on Investments and Futures Contracts	80,714,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,131,210

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012
	(Unaudited)	2011
Maxim S&P 500® Index Portfolio

OPERATIONS:
Net investment income	$8,416,484	$13,911,231
Net realized gain on investments	2,959,489	1,030,154
Net realized gain on futures contracts	1,274,736	2,548,208
Change in net unrealized appreciation (depreciation) on investments	74,662,030	(3,927,600)
Change in unrealized appreciation (depreciation) on futures contracts	1,818,471	(546,175)

Net Increase in Net Assets Resulting from Operations	89,131,210	13,015,818

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(7,070,375)	(15,248,300)
Class L	(10,171)	(13,835)

From net investment income	(7,080,546)	(15,262,135)

From net realized gains
Initial Class	–	(4,280,512)
Class L	–	(1,895)

From net realized gains	0	(4,282,407)

Total Distributions	(7,080,546)	(19,544,542)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	311,212,586	469,057,392
Class L	1,485,540	1,070,725
Shares issued in reinvestment of distributions
Initial Class	7,070,375	19,528,812
Class L	10,171	15,730
Shares redeemed
Initial Class	(181,128,420)	(457,138,213)
Class L	(513,789)	(543,636)

Net Increase in Net Assets Resulting from Capital Share Transactions	138,136,463	31,990,810

Total Increase in Net Assets	220,187,127	25,462,086

NET ASSETS:
Beginning of period	939,247,719	913,785,633

End of period (a)	$1,159,434,846	$939,247,719

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	25,563,188	40,621,249
Class L	146,041	111,722
Shares issued in reinvestment of distributions
Initial Class	582,883	1,725,252
Class L	1,001	1,663
Shares redeemed
Initial Class	(14,846,737)	(39,688,545)
Class L	(49,964)	(56,656)

Net Increase	11,396,412	2,714,685

(a) Including undistributed net investment income:	$1,335,938	$0

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim S&P 500® Index Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$11.34		$11.41	$10.13	$8.18	$13.57	$13.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.19	0.15	0.15	0.18	0.19
Net realized and unrealized gain (loss)	0.96		(0.02)	1.30	1.95	(5.19)	0.45

Total Income (Loss) From Investment Operations	1.05		0.17	1.45	2.10	(5.01)	0.64

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.19)	(0.15)	(0.15)	(0.18)	(0.19)
From net realized gains	–		(0.05)	(0.02)	–	(0.20)	(0.19)

Total Distributions	(0.08)		(0.24)	(0.17)	(0.15)	(0.38)	(0.38)

NET ASSET VALUE, END OF PERIOD	$12.31		$11.34	$11.41	$10.13	$8.18	$13.57

TOTAL RETURN(a)	9.23%	(b)	1.50%	14.37%	25.86%	(37.50%)	4.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,157,850		$938,707	$913,786	$756,638	$580,986	$839,896
Ratio of expenses to average net assets	0.60%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.56%	(c)	1.47%	1.47%	1.76%	1.75%	1.39%
Portfolio turnover rate(d)	2%	(b)	9%	13%	15%	10%	12%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.
(d)	Portfolio turnover is calculated at the Portfolio level.

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011(a)
Maxim S&P 500® Index Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.25
Net realized and unrealized gain (loss)	0.81		(0.45)

Total Income (Loss) From Investment Operations	0.87		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.25)
From net realized gains	–		(0.03)

Total Distributions	(0.08)		(0.28)

NET ASSET VALUE, END OF PERIOD	$10.31		$9.52

TOTAL RETURN(b) (d)	9.14%	(c)	(1.95%)	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,585		$540
Ratio of expenses to average net assets
Before waiver	0.85%	(e)	0.86%	(e)
After waiver	0.85%	(e)	0.84%	(e)
Ratio of net investment income to average net assets
Before waiver	1.34%	(e)	1.69%	(e)
After waiver	1.34%	(e)	1.70%	(e)
Portfolio turnover rate(f)	2%	(c)	9%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

  See notes to financial statements.

  Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S&P 500® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$1,100,255,066	$—	$—	$1,100,255,066
Foreign Common Stock	18,049,854	—	—	18,049,854
Securities Lending Collateral	—	5,509,395	—	5,509,395
Short Term Investments	—	35,749,511	—	35,749,511
Derivative Investments:
Futures Contracts	1,970,500	—	—	1,970,500

Total Investments(a)	$1,120,275,420	$41,258,906	$0	$1,161,534,326

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $151,529,738 and $18,901,611, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $1,007,710,349. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $281,121,469 and gross depreciation of securities in which there was an excess of tax cost over value of $129,267,992 resulting in net appreciation of $151,853,477.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 29, 2012 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

futures contracts	Variation margin on futures contracts	$1,083,961

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

futures contracts	Net realized gain on futures contracts	$1,274,736	Change in net unrealized appreciation on futures contracts	$1,818,471

The number of futures contracts held at June 29, 2012 is higher than the average outstanding during the period. As of June 29, 2012, the Portfolio held 635 futures contracts. The average number of futures contracts outstanding during the period was 451.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $5,160,655 and received collateral of $5,509,395 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio’s Initial Class as compared against the index the Portfolio is designed to track for the one-, three-, and five- year periods ended December 31, 2011. The Board noted that the Portfolio’s Initial Class performance trailed its index for these periods. The Board determined that underperformance was a result of the Portfolio’s expenses and, therefore concluded that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s Initial Class and Class L management fees were at the higher end of the range of management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio’s Initial Class was generally comparable to the annual expense ratios of similar funds and the total annual operating expense ratio of the Portfolio’s Class L was at the higher end of the range compared to similar funds. The Board further noted that the Portfolio’s expense ratios were higher than the median expense ratio for the applicable Morningstar fund category. However, the Board noted that the Portfolio’s Class L total expense ratio was within the range of those of similar funds, even though the Portfolio’s Class L had an expense ratio that was at the higher end of the range. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Adviser was generally the result of arms-length negotiations given that the Sub-Adviser is not an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the

Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM or the Sub-Adviser. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)          (1) Not required in filing.

              (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

              (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:    August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:    August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:        August 28, 2012